Investments (Details) - Schedule of Long Term Investment - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Long Term Investment [Abstract]
Beginning balance	$ 12,190,534	$ 2,101,519
Addition of investments accounted for using the equity method		7,280,564
Addition of investments without readily determinable fair values	2,772,045	3,703,567
Proportionate share of the equity investee’s net loss	(102,419)	(110,789)
Foreign currency translation adjustment	128,007	73,496
Ending balance	$ 14,988,167	$ 13,048,357